Share capital (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 46,425	$ 24,869
Ending balance, value	$ 49,372	$ 46,425
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, number (in shares)	254,870,556	199,975,122
Beginning balance, value	$ 158,129	$ 135,100
Issued for cash, net of share issue costs, shares		38,477,666
Issued for cash, net of share issue costs		$ 23,226
Warrants issued, shares
Warrants issued		$ (8,710)
Issued for settlement of convertible debentures, shares		12,150,447
Issued for settlement of convertible debentures		$ 7,015
Issued for settlement of debts related to convertible and gold loans, shares		4,266,321
Issued for settlement of debts related to convertible and gold loans		$ 1,497
Options exercised, shares		1,000
Options exercised
Transfer of reserve on exercise of options, shares
Transfer of reserve on exercise of options		$ 1
Issued for settlement of outstanding fees, shares	165,889
Issued for settlement of outstanding fees	$ 98
Issued for exercising of stock option, shares	450,000
Issued for exercising of stock option	$ 147
Issued for equity line of credit, Shares	909,901
Issued for equity line of credit	$ 373
Issued for financing, net of share issue costs, Shares	17,948,718
Issued for financing, net of share issue costs	$ 3,882
Balance, number (in shares)	274,345,064	254,870,556	254,870,556
Ending balance, value	$ 162,629	$ 158,129